UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06569

Exact name of registrant as specified in charter:	Ivy Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2022

Item 1. Reports to Stockholders

Semiannual report

Delaware Ivy Accumulative Fund

December 31, 2022

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Ivy Accumulative Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Ivy Accumulative Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of December 31, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from July 1, 2022 to December 31, 2022 (Unaudited)

The Fund seeks to provide capital growth and appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2022 to December 31, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from July 1, 2022 to December 31, 2022 (Unaudited)

Delaware Ivy Accumulative Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Annualized Expense Ratio	Expenses Paid During Period 7/1/22 to 12/31/22*

Actual Fund return†
Class A	$1,000.00	$961.30	1.17%	$5.78
Class C	1,000.00	956.40	1.95%	9.62
Class I	1,000.00	963.70	0.87%	4.31

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.31	1.17%	$5.96
Class C	1,000.00	1,015.38	1.95%	9.91
Class I	1,000.00	1,020.82	0.87%	4.43

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Accumulative Fund	As of December 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.94%
Communication Services	4.59%
Consumer Discretionary	22.36%
Consumer Staples	2.03%
Healthcare*	26.55%
Industrials	8.20%
Information Technology*	36.21%
Short-Term Investments	0.16%
Securities Lending Collateral	3.88%
Total Value of Securities	103.98%
Obligation to Return Securities Lending Collateral	(3.88%)
Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Healthcare and Information Technology sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of Commercial Services, Healthcare Products, Internet, and Pharmaceuticals. As of December 31, 2022, such amounts, as a percentage of total net assets were 5.38%, 11.93%, 2.69%, and 6.55%, respectively. The Information Technology sector consisted of Commercial Services, Diversified Financial Services, Energy – Alternate Sources, Internet, Semiconductors, Software, and Telecommunications. As of December 31, 2022, such amounts, as a percentage of total net assets were 5.49%, 0.27%, 3.12%, 1.81%, 3.28%, 18.01%, and 4.23%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Healthcare and Information Technology sector for financial reporting purposes may exceed 25%.

3

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Accumulative Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Inspire Medical Systems	6.81%
Shift4 Payments Class A	5.48%
Progyny	5.39%
Inari Medical	5.12%
Dexcom	4.37%
Arista Networks	4.23%
Chewy Class A	4.12%
Chipotle Mexican Grill	3.81%
Bill.com Holdings	3.64%
Lululemon Athletica	3.62%

4

Schedule of investments

Delaware Ivy Accumulative Fund	December 31, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 99.94% ♦
Communication Services — 4.59%
Alphabet Class A †	72,765	$6,420,056
Trade Desk Class A †	479,922	21,514,903
		27,934,959
Consumer Discretionary — 22.36%
Amazon.com †	133,940	11,250,960
Chewy Class A *, †	677,076	25,105,978
Chipotle Mexican Grill †	16,739	23,225,195
Lululemon Athletica †	68,881	22,068,095
Starbucks	76,292	7,568,166
Tesla †	63,511	7,823,285
Top Build †	46,661	7,301,980
Ulta Beauty †	40,215	18,863,650
YETI Holdings †	314,942	13,010,254
		136,217,563
Consumer Staples — 2.03%
Celsius Holdings †	118,915	12,371,917
		12,371,917
Healthcare — 26.55%
Dexcom †	234,712	26,578,787
Figs Class A †	2,437,261	16,402,767
Inari Medical *, †	490,386	31,168,934
Inspire Medical Systems †	164,702	41,485,140
Pacira BioSciences *, †	344,221	13,290,373
Progyny †	1,052,850	32,796,277
		161,722,278
Industrials — 8.20%
Cintas	16,701	7,542,506
SiteOne Landscape Supply †	60,555	7,104,313
Trex †	103,425	4,377,980
Uber Technologies †	674,154	16,671,828
United Rentals †	40,046	14,233,149
		49,929,776
Information Technology — 36.21%
Advanced Micro Devices †	76,853	4,977,769
Arista Networks †	212,342	25,767,702
Bill.com Holdings †	203,329	22,154,728
Cloudflare Class A †	104,031	4,703,242
Datadog Class A †	229,464	16,865,604
Enphase Energy †	71,731	19,005,846

5

Schedule of investments

Delaware Ivy Accumulative Fund

	Number of shares	Value (US $)
Common Stocks ♦ (continued)
Information Technology (continued)
HubSpot †	48,770	$14,100,870
Intuit	14,142	5,504,349
Marvell Technology	268,842	9,957,908
Microsoft	75,875	18,196,342
NVIDIA	34,619	5,059,221
Palo Alto Networks †	78,984	11,021,427
ServiceNow †	40,998	15,918,293
Shift4 Payments Class A *, †	597,177	33,400,110
Snowflake Class A †	85,462	12,267,215
Visa Class A *	7,841	1,629,046
		220,529,672
Total Common Stocks (cost $729,223,612)		608,706,165

Short-Term Investments — 0.16%
Money Market Mutual Funds — 0.16%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.03%)	245,272	245,272
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 4.06%)	245,272	245,272
Goldman Sachs Financial Square Government Fund - Institutional Shares (seven-day effective yield 4.23%)	245,272	245,272
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class (seven-day effective yield 4.11%)	245,272	245,272
Total Short-Term Investments (cost $981,088)		981,088
Total Value of Securities Before Securities Lending Collateral—100.10% (cost $730,204,700)		609,687,253

Securities Lending Collateral** — 3.88%
Money Market Mutual Fund — 3.88%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	23,670,840	23,670,840
Total Securities Lending Collateral (cost $23,670,840)		23,670,840
Total Value of Securities—103.98% (cost $753,875,540)		$633,358,093■

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
6

†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $59,675,272 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $38,063,989.

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities

Delaware Ivy Accumulative Fund	December 31, 2022 (Unaudited)

Assets:
Investments, at value*,†	$609,687,253
Short-term investments held as collateral for loaned securities, at value=	23,670,840
Cash	129
Receivable for securities sold	3,235,354
Receivable for fund shares sold	1,604,100
Dividends receivable	25,541
Foreign tax reclaims receivable	6,697
Other assets	81,642
Total Assets	638,311,556
Liabilities:
Obligation to return securities lending collateral	23,670,840
Payable for fund shares redeemed	3,929,275
Distribution fees payable to affiliates	984,368
Investment management fees payable to affiliates	458,908
Other accrued expenses	90,935
Administration expenses payable to affiliates	84,383
Total Liabilities	29,218,709
Total Net Assets	$609,092,847
Net Assets Consist of:
Paid-in capital	$1,003,164,583
Total distributable earnings (loss)	(394,071,736)
Total Net Assets	$609,092,847
8

Net Asset Value
Class A:
Net assets	$496,868,433
Shares of beneficial interest outstanding, unlimited authorization, no par	123,867,241
Net asset value per share	$4.01
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$4.25
Class C:
Net assets	$1,613,051
Shares of beneficial interest outstanding, unlimited authorization, no par	679,845
Net asset value per share	$2.37
Class I:
Net assets	$110,611,363
Shares of beneficial interest outstanding, unlimited authorization, no par	26,791,086
Net asset value per share	$4.13

* Investments, at cost	$730,204,700
† Including securities on loan	59,675,272
= Short-term investments held as collateral for loaned securities, at cost	23,670,840

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations

Delaware Ivy Accumulative Fund	Six months ended December 31, 2022 (Unaudited)

Investment Income:
Dividends	$194,205
Securities lending income	59,766
Interest	959
254,930
Expenses:
Investment advisory fees	2,882,567
Distribution expenses — Class A	842,369
Distribution expenses — Class C	10,192
Dividend disbursing and transfer agent fees and expenses	637,116
Reports and statements to shareholders servicing expenses	120,751
Accounting and administration expenses	109,541
Trustees’ fees and expenses	96,208
Registration fees	53,834
Custodian fees	18,192
Audit and tax fees	17,533
Legal fees	3,866
Other	26,537
4,818,706
Less expenses waived	(3,813)
Less waived distribution expenses — Class A	(130,355)
Less waived distribution expenses — Class C	(5,071)
Less expenses paid indirectly	(808)
Less waived shareholder servicing expenses	(69,009)
Total operating expenses	4,609,650
Net Investment Income (Loss)	(4,354,720)
10

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$(231,197,181)
Net change in unrealized appreciation (depreciation) on:
Investments	219,709,212
Foreign currencies	141
Net change in unrealized appreciation (depreciation)	219,709,353
Net Realized and Unrealized Gain (Loss)	(11,487,828)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,842,548)

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets

Delaware Ivy Accumulative Fund

	Six months ended 12/31/22 (Unaudited)	Year ended 6/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(4,354,720)	$(14,063,103)
Net realized gain (loss)	(231,197,181)	393,189,726
Net change in unrealized appreciation (depreciation)	219,709,353	(1,213,363,352)
Net increase (decrease) in net assets resulting from operations	(15,842,548)	(834,236,729)
Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(223,593,475)	(198,758,302)
Class C	(969,030)	(714,287)
Class I	(50,522,798)	(49,090,256)
Class R6[1]	—	(28,920)
	(275,085,303)	(248,591,765)
Capital Share Transactions:
Proceeds from shares sold:
Class A	7,701,910	23,635,881
Class C	162,498	696,609
Class I	38,780,691	82,535,919
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	221,116,929	196,056,620
Class C	969,030	714,239
Class I	50,520,720	48,916,734
Class R6[1]	—	28,920
	319,251,778	352,584,922
12

	Six months ended 12/31/22 (Unaudited)	Year ended 6/30/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(182,779,669)	$(237,279,910)
Class B2	—	(168,514)
Class C	(570,047)	(1,317,994)
Class I	(83,793,243)	(174,763,478)
Class R6[1]	(123,558)	(18,434)
	(267,266,517)	(413,548,330)
Increase (decrease) in net assets derived from capital share transactions	51,985,261	(60,963,408)
Net Decrease in Net Assets	(238,942,590)	(1,143,791,902)
Net Assets:
Beginning of period	848,035,437	1,991,827,339
End of period	$609,092,847	$848,035,437

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Ivy Accumulative Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 12/31/22[1]		Year ended
(Unaudited)		6/30/22	6/30/21		6/30/20		6/30/19	6/30/18
$7.02		$15.44	$11.18		$10.57		$10.47	$10.09

(0.04)		(0.11)	(0.08)		(0.05)		— [3]	0.05
(0.13)		(6.28)	5.07		1.54		1.25	1.08
(0.17)		(6.39)	4.99		1.49		1.25	1.13

—		(0.10)	—		—		(0.05)	(0.05)
(2.84)		(1.93)	(0.73)		(0.88)		(1.10)	(0.70)
(2.84)		(2.03)	(0.73)		(0.88)		(1.15)	(0.75)

$4.01		$7.02	$15.44		$11.18		$10.57	$10.47

(3.87%	)[5]	(47.36% )	45.48%		15.01%		13.86%	11.66% [5]

$496,869		$688,124	$1,578	[6]	$1,185	[6]	$1,141 [6]	$1,119 [6]
1.17%		1.06%	1.04%		1.10%		1.11%	1.10%
1.21%		1.06%	1.04%		1.10%		1.11%	1.11%
(1.11%	)	(0.89% )	(0.56%	)	(0.50%	)	0.02%	0.43%
(1.15%	)	(0.89% )	(0.56%	)	(0.50%	)	0.02%	0.42%
25%		116%	40%		85%		123%	79%
15

Financial highlights

Delaware Ivy Accumulative Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 12/31/22[1]	Year ended
(Unaudited)	6/30/22	6/30/21		6/30/20		6/30/19		6/30/18
$5.34	$12.28	$9.07		$8.81		$8.90		$8.70

(0.05)	(0.18)	(0.17)		(0.12)		(0.08)		(0.05)
(0.08)	(4.79)	4.07		1.26		1.04		0.92
(0.13)	(4.97)	3.90		1.14		0.96		0.87

—	(0.04)	—		—		—		—
(2.84)	(1.93)	(0.69)		(0.88)		(1.05)		(0.67)
(2.84)	(1.97)	(0.69)		(0.88)		(1.05)		(0.67)

$2.37	$5.34	$12.28		$9.07		$8.81		$8.90

(4.36% )	(47.80% )	43.94%		13.99%		12.88%		10.45%

$1,613	$2,077	$5	[4]	$3	[4]	$3	[4]	$3	[4]
1.95%	1.99%	2.03%		2.06%		2.07%		2.07%
2.46%	2.08%	2.04%		2.14%		2.15%		2.08%
(1.89% )	(1.83% )	(1.53%	)	(1.46%	)	(0.97%	)	(0.56%	)
(2.40% )	(1.92% )	(1.54%	)	(1.54%	)	(1.05%	)	(0.57%	)
25%	116%	40%		85%		123%		79%
17

Financial highlights

Delaware Ivy Accumulative Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 12/31/22[1]	Year ended
(Unaudited)	6/30/22	6/30/21		6/30/20		6/30/19	6/30/18
$7.13	$15.63	$11.31		$10.65		$10.55	$10.16

(0.03)	(0.09)	(0.05)		(0.03)		0.03	0.07
(0.13)	(6.36)	5.11		1.57		1.25	1.08
(0.16)	(6.45)	5.06		1.54		1.28	1.15

—	(0.12)	—		—		(0.08)	(0.07)
(2.84)	(1.93)	(0.74)		(0.88)		(1.10)	(0.69)
(2.84)	(2.05)	(0.74)		(0.88)		(1.18)	(0.76)

$4.13	$7.13	$15.63		$11.31		$10.65	$10.55

(3.63% )	(47.24% )	45.60%		15.38%		14.07%	11.91%

$110,611	$157,719	$409	[4]	$289	[4]	$261 [4]	$240 [4]
0.87%	0.87%	0.87%		0.87%		0.87%	0.87%
0.96%	0.89%	0.88%		0.91%		0.91%	0.92%
(0.81% )	(0.70% )	(0.39%	)	(0.28%	)	0.25%	0.65%
(0.90% )	(0.72% )	(0.40%	)	(0.32%	)	0.21%	0.60%
25%	116%	40%		85%		123%	79%
19

Notes to financial statements

Delaware Ivy Accumulative Fund	December 31, 2022 (Unaudited)

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 39 series. These financial statements and the related notes pertain to Delaware Ivy Accumulative Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act). The Fund offers Class A, Class C, and Class I shares. Effective December 10, 2021, all remaining shares of Class B were converted to Class A shares. On December 02, 2022, Class R6 shares were liquidated. Class A shares are subject to an initial sales charge. If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described in the prospectus, you may be eligible to buy Class A shares without a sales charge. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares that received a net asset value (NAV) breakpoint, for shares purchased on or after July 1, 2021 that are subject to a contingent deferred sales charge (CDSC) you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class I shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published NAV. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Fund’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment

20

company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended December 31, 2022, and for all open tax years (years ended June 30, 2019–June 30, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended December 31, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment

21

Notes to financial statements

Delaware Ivy Accumulative Fund

1. Significant Accounting Policies (continued)

companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and dividends semiannually. The Fund declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment adviser, an annual fee which is calculated daily and paid monthly at the rates of 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

DMC, DDLP and/or Delaware Investments Fund Services Company (DIFSC), the Fund’s transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.87% of the Fund’s average daily net assets from October 27, 2022 through October 27, 2023 for all share classes other than Class R6 shares. These waivers and reimbursements may only be terminated by agreement of DMC, DDLP and/or the Fund, as applicable. Prior to October 27, 2022, DMC and DIFSC had contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class C shares at 1.99%; and Class I Shares at 0.87%.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

DIFSC, an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly,

22

based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended December 31, 2022, the Fund paid $13,673 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended December 31, 2022, the Fund was charged $190,617 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Class I shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended December 31, 2022, the Fund paid $17,411 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended December 31, 2022, DDLP earned $12,063 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2022, DDLP received gross CDSC commissions of $1,186 and $1,417 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

23

Notes to financial statements

Delaware Ivy Accumulative Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments

For the six months ended December 31, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$202,090,631
Sales	427,242,572

At December 31, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2022, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$753,875,540
Aggregate unrealized appreciation of investments	$52,238,902
Aggregate unrealized depreciation of investments	(172,756,349)
Net unrealized depreciation of investments	$(120,517,447)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities,

24

prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2022:

Level 1
Securities

Assets:
Common Stocks	$608,706,165
Short-Term Investments	981,088
Securities Lending Collateral	23,670,840
Total Value of Securities	$633,358,093

During the six months ended December 31, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. During the six months ended December 31, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 12/31/22	Year ended 6/30/22
Shares sold:
Class A	1,381,867	1,846,064
Class C	31,392	80,912
Class I	5,233,957	7,284,189

25

Notes to financial statements

Delaware Ivy Accumulative Fund

4. Capital Shares (continued)

	Six months ended 12/31/22	Year ended 6/30/22
Shares issued upon reinvestment of dividends and distributions:
Class A	53,153,108	15,174,661
Class C	393,914	72,365
Class I	11,803,907	3,731,254
Class R6[1]	—	2,219
	71,998,145	28,191,664
Shares redeemed:
Class A	(28,693,614)	(21,198,449)
Class B2	—	(14,035)
Class C	(134,804)	(149,836)
Class I	(12,364,009)	(15,056,991)
Class R6[1]	(16,236)	(1,090)
	(41,208,663)	(36,420,401)
Net increase (decrease)	30,789,482	(8,228,737)

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended December 31, 2022 and the year ended June 30, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class I Shares	Value
Six months ended
12/31/22	12,815	—	998	—	724	12,605	$102,512
Year ended
6/30/22	138,381	8,101	9,619	16,344	28,119	138,570	2,103,820

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares.

26

Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of December 31, 2022, or at any time during the period then ended.

6. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds only for purposes of this Note 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Fund may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Fund made no Interfund Loans under the Interfund Lending Program during the six months ended December 31, 2022.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the

27

Notes to financial statements

Delaware Ivy Accumulative Fund

7. Securities Lending (continued)

value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

28

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2022:

Securities Lending Transactions	Overnight and continuous	Under 30 days	Between 30 & 90 days	Over 90 Days	Total
Money Market Mutual Fund	$23,670,840	$ —	$ —	$ —	$23,670,840

At December 31, 2022, the value of securities on loan was $59,675,272, for which the Fund received non-cash collateral of $38,063,989. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

8. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2022, there were no Rule 144A securities held by the Fund.

29

Notes to financial statements

Delaware Ivy Accumulative Fund

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in the Fund’s financial statements.

30

Other Fund information (Unaudited)

Delaware Ivy Accumulative Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Ivy Accumulative Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”); and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL” and together with MIMGL, the “Affiliated Sub-Advisers”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement, and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio manager. The

31

Other Fund information (Unaudited)

Delaware Ivy Accumulative Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022 (continued)

Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. As a result, the Board noted that DMC had stated that the Affiliated Sub-Advisers can provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2021. The Board considered that the Fund was managed by Ivy Investment Management Company prior to the acquisition of its parent

32

company, Waddell & Reed Financial, Inc. and its subsidiaries (the “Transaction”), and that the Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor manager.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-and 10-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5- and 10-year periods. The Board, however, noted that the investment performance of the current portfolio manager only began as of November 2021. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus the Performance Universe and its benchmark for the various periods.

Comparative expenses. The Board received and considered expense data for the Fund. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

The expense comparisons for the Fund showed that its actual management fee was slightly above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub- Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.

33

Other Fund information (Unaudited)

Delaware Ivy Accumulative Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022 (continued)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex, including the current breakpoints. The Board noted that, as of March 31, 2022, the Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

34

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

35

Semiannual report

Delaware Ivy Wilshire Global Allocation Fund

December 31, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Ivy Wilshire Global Allocation Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Ivy Wilshire Global Allocation Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of December 31, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from July 1, 2022 to December 31, 2022 (Unaudited)

The Fund seeks to provide total return.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2022 to December 31, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from July 1, 2022 to December 31, 2022 (Unaudited)

Delaware Ivy Wilshire Global Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value	Ending Account Value	Annualized	Expenses Paid During Period
	7/1/22	12/31/22	Expense Ratio	7/1/22 to 12/31/22*
Actual Fund return†
Class A	$ 1,000.00	$ 1,021.90	0.42%	$2.14
Class C	1,000.00	1,016.00	1.25%	6.35
Class I	1,000.00	1,022.30	0.11%	0.56
Class R6	1,000.00	1,021.80	0.10%	0.51
Hypothetical 5% return (5% return before expenses)
Class A	$ 1,000.00	$ 1,023.09	0.42%	$2.14
Class C	1,000.00	1,018.90	1.25%	6.36
Class I	1,000.00	1,024.65	0.11%	0.56
Class R6	1,000.00	1,024.70	0.10%	0.51

*“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocations

Delaware Ivy Wilshire Global Allocation Fund	As of December 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Corporate Bond	0.20%
Common Stocks	0.00%
Affiliated Mutual Funds	99.38%
Short-Term Investments	0.50%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

Consolidated schedule of investments

Delaware Ivy Wilshire Global Allocation Fund	December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bond — 0.20%
Consumer Staples — 0.20%
COTA Series D 144A 4.896% 10/2/23 #, <<, =, @	7,284,794	$1,274,839
Total Corporate Bond (cost $7,026,250)		1,274,839

	Number of shares
Common Stocks — 0.00%
Consumer Discretionary — 0.00%
Media Group Holdings Series H <<, †	72,709	0
Media Group Holdings Series T <<, †	9,113	0
		0
Consumer Staples — 0.00%
COTA Series B <<, =, @, †	52	0
		0
Total Common Stocks (cost $69,700,043)		0

Affiliated Mutual Funds — 99.38%<<
Delaware Global Real Estate Fund Class R6	1,384,515	11,782,223
Delaware High-Yield Opportunities Fund Class R6	4,935,229	16,138,198
Delaware Ivy Core Bond Fund Class R6	6,702,792	61,330,543
Delaware Ivy Core Equity Fund Class R6	2,070,269	34,552,793
Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6	1,784,531	13,526,748
Delaware Ivy Global Bond Fund Class R6	7,764,156	69,100,988
Delaware Ivy Government Securities Fund Class R6	5,066,860	24,371,597
Delaware Ivy International Core Equity Fund Class R6	5,091,153	89,655,207
Delaware Ivy International Small Cap Fund Class R6	1,888,978	16,641,892
Delaware Ivy International Value Fund Class R6	1,779,979	24,581,512
Delaware Ivy Large Cap Growth Fund Class R6	2,546,228	62,637,218
Delaware Ivy Mid Cap Growth Fund Class R6	331,676	9,001,697
Delaware Ivy Smid Cap Core Fund Class R6	1,253,263	18,786,408
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	2,400,414	41,455,149
Delaware Ivy Total Return Bond Fund Class R6	3,875,153	31,311,239
Delaware Ivy Value Fund Class R6	2,397,760	51,911,497
Delaware Opportunity Fund Class R6	206,576	6,420,389
Delaware Value Fund Class R6	2,912,033	53,668,776
Total Affiliated Mutual Funds (cost $649,001,979)		636,874,074

	Number of shares	Value (US $)
Short-Term Investments — 0.50%
Money Market Mutual Funds — 0.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	812,364	$812,364
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	812,363	812,363
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	812,364	812,364
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	812,364	812,364
Total Short-Term Investments (cost $3,249,455)		3,249,455
Total Value of Securities—100.08% (cost $728,977,727)		$641,398,368

°	Principal amount shown is stated in USD.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was
$1,274,839, which represents 0.20% of the Fund's net assets. See Note 10 in “Notes to financial statements."
<<	Affiliated company. See Note 2 in "Notes to financial statements."
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
@	Security was not affiliated at June 30, 2022.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Consolidated statement of assets and liabilities

Delaware Ivy Wilshire Global Allocation Fund	December 31, 2022 (Unaudited)

Assets:
Investments, at value*	$3,249,455
Investments of affiliated issuers, at value**	638,148,913
Cash	74,282
Receivable for fund shares sold	1,722,644
Receivable for securities sold	484,528
Dividends and interest receivable	414,902
Prepaid expenses	148,511
Foreign tax reclaims receivable	45,184
Other assets	63,341
Total Assets	644,351,760
Liabilities:
Due to custodian	45,184
Payable for fund shares redeemed	2,216,690
Distribution fees payable to affiliates	725,121
Payable for securities purchased	400,577
Administration expenses payable to affiliates	94,253
Investment management fees payable to affiliates	12,940
Distribution payable	184
Total Liabilities	3,494,949
Total Net Assets	$640,856,811

Net Assets Consist of:
Paid-in capital	$737,225,289
Total distributable earnings (loss)	(96,368,478)
Total Net Assets	$640,856,811

Net Asset Value

Class A:
Net assets	$473,550,176
Shares of beneficial interest outstanding, unlimited authorization, no par	66,162,907
Net asset value per share	$7.16
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$7.60

Class C:
Net assets	$3,580,025
Shares of beneficial interest outstanding, unlimited authorization, no par	535,149
Net asset value per share	$6.69

Class I:
Net assets	$163,664,798
Shares of beneficial interest outstanding, unlimited authorization, no par	22,531,521
Net asset value per share	$7.26

Class R6:
Net assets	$61,812
Shares of beneficial interest outstanding, unlimited authorization, no par	8,642
Net asset value per share	$7.15

*Investments of unaffiliated issuers, at cost	$3,249,455
**Investments of affiliated issuers, at cost	725,728,272

See accompanying notes, which are an integral part of the financial statements.

Consolidated statement of operations

Delaware Ivy Wilshire Global Allocation Fund Six months ended December 31, 2022 (Unaudited)

 Investment Income:

Dividends from affiliated funds	$10,182,245
Interest	2,115,935
Dividends	52,647
12,350,827
Expenses:
Investment advisory fees	202,500
Distribution expenses — Class A	647,022
Distribution expenses — Class C	19,468
Dividend disbursing and transfer agent fees and expenses	241,579
Trustees’ fees and expenses	104,155
Accounting and administration expenses	103,831
Registration fees	45,450
Legal fees	13,535
Audit and tax fees	10,584
Reports and statements to shareholders servicing expenses	9,509
Custodian fees	876
Other	19,761
1,418,270
Less expenses waived	(159,364)
Less waived distribution expenses — Class A	(55,158)
Less waived distribution expenses — Class C	(516)
Less expenses paid indirectly	(1,148)
Total operating expenses	1,202,084
Net Investment Income (Loss)	11,148,743

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,283,159)
Affiliated investments	4,674,718
Capital gain received from investments in affiliated funds	39,428,092
Foreign currency exchange contracts	(158)
Net realized gain (loss)	42,819,493

Net change in unrealized appreciation (depreciation) on:
Investments	5,584,339
Affiliated investments	(44,984,991)
Foreign currencies	798
Net change in unrealized appreciation (depreciation)	(39,399,854)
Net Realized and Unrealized Gain (Loss)	3,419,639
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,568,382

See accompanying notes, which are an integral part of the financial statements.

Consolidated statements of changes in net assets

Delaware Ivy Wilshire Global Allocation Fund

	Six months ended 12/31/22 (Unaudited)	Year ended 6/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$11,148,743	$16,284,639
Net realized gain (loss)	42,819,493	57,009,605
Net change in unrealized appreciation (depreciation)	(39,399,854)	(211,584,251)
Net increase (decrease) in net assets resulting from operations	14,568,382	(138,290,007)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(44,711,210)	(46,626,115)
Class C	(328,808)	(366,617)
Class I	(15,841,573)	(22,311,463)
Class R6[1]	(5,977)	(4,200)
	(60,887,568)	(69,308,395)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,978,608	16,454,414
Class B2	—	30
Class C	228,297	661,435
Class I	17,175,320	23,090,265
Class R6[1]	8,594	13,467

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	44,642,724	46,513,144
Class C	328,803	365,267
Class I	15,841,573	22,235,523
Class R6[1]	5,977	4,200
	87,209,896	109,337,745

	Six months ended 12/31/22 (Unaudited)	Year ended /30/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(86,275,218)	$(134,874,719)
Class B2	—	(487,939)
Class C	(770,109)	(2,443,346)
Class I	(61,844,519)	(149,114,593)
Class R6[1]	—	(14,063)
	(148,889,846)	(286,934,660)
Decrease in net assets derived from capital share transactions	(61,679,950)	(177,596,915)
Net Decrease in Net Assets	(107,999,136)	(385,195,317)
Net Assets:
Beginning of period	748,855,947	1,134,051,264
End of period	$640,856,811	$748,855,947
[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.

See accompanying notes, which are an integral part of the financial statements.

Consolidated financial highlights

Delaware Ivy Wilshire Global Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio excluding litigation expenses reimbursement was 0.38%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 12/31/22[1]	Year ended
(Unaudited)	6/30/22	6/30/21	6/30/20	6/30/19	6/30/18
$7.73	$9.71	$7.84	$8.11	$8.48	$8.59

0.13	0.14	0.15	0.17	0.15	0.11
0.04	(1.48)	1.99	(0.07)	0.08	0.42
0.17	(1.34)	2.14	0.10	0.23	0.53

(0.12)	(0.27)	(0.15)	(0.18)	(0.17)	(0.16)
(0.62)	(0.37)	(0.12)	(0.19)	(0.43)	(0.48)
(0.74)	(0.64)	(0.27)	(0.37)	(0.60)	(0.64)

$7.16	$7.73	$9.71	$7.84	$8.11	$8.48

2.19%	(14.78% )	27.59%	0.95%	3.52%	6.14%

$473,550	$540,381	$756 [4]	$686 [4]	$820 [4]	$972 [4]
0.42%	0.38%	0.32% [6]	0.38%	0.40%	0.41%
0.48%	0.51%	0.35%	0.42%	0.44%	0.45%
3.21%	1.53%	1.65%	2.12%	1.89%	1.27%
3.15%	1.40%	1.62%	2.08%	1.85%	1.23%
23%	28%	20%	33%	36%	35%

Consolidated financial highlights

Delaware Ivy Wilshire Global Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio excluding litigation expenses reimbursement was 1.19%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
12/31/22[1]	Year ended
(Unaudited)	6/30/22	6/30/21	6/30/20	6/30/19	6/30/18
$7.24	$9.12	$7.39	$7.68	$8.04	$8.15

0.10	0.06	0.08	0.10	0.08	0.05
0.02	(1.37)	1.86	(0.08)	0.09	0.39
0.12	(1.31)	1.94	0.02	0.17	0.44

(0.05)	(0.20)	(0.09)	(0.12)	(0.10)	(0.07)
(0.62)	(0.37)	(0.12)	(0.19)	(0.43)	(0.48)
(0.67)	(0.57)	(0.21)	(0.31)	(0.53)	(0.55)

$6.69	$7.24	$9.12	$7.39	$7.68	$8.04

1.60%	(15.33% )	26.45%	0.02%	2.91%	5.31%

$3,580	$4,056	$7 [4]	$8 [4]	$11 [4]	$14 [4]
1.25%	1.21%	1.13% [6]	1.20%	1.19%	1.18%
1.31%	1.26%	1.16%	1.23%	1.21%	1.22%
2.60%	0.70%	0.96%	1.32%	1.07%	0.64%
2.54%	0.65%	0.93%	1.29%	1.05%	0.60%
23%	28%	20%	33%	36%	35%

Consolidated financial highlights

Delaware Ivy Wilshire Global Allocation Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio excluding litigation expenses reimbursement was 0.08%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
12/31/22[1]	Year ended
(Unaudited)	6/30/22	6/30/21	6/30/20	6/30/19	6/30/18
$7.85	$9.85	$7.94	$8.22	$8.58	$8.70

0.12	0.17	0.18	0.20	0.18	0.15
0.06	(1.50)	2.02	(0.09)	0.09	0.41
0.18	(1.33)	2.20	0.11	0.27	0.56

(0.15)	(0.30)	(0.17)	(0.20)	(0.20)	(0.20)
(0.62)	(0.37)	(0.12)	(0.19)	(0.43)	(0.48)
(0.77)	(0.67)	(0.29)	(0.39)	(0.63)	(0.68)

$7.26	$7.85	$9.85	$7.94	$8.22	$8.58

2.23%	(14.51% )	28.09%	1.13%	3.98%	6.43%

$163,665	$204,367	$371 [4]	$339 [4]	$426 [4]	$534 [4]
0.11%	0.08%	0.03% [6]	0.07%	0.07%	0.09%
0.16%	0.13%	0.06%	0.12%	0.12%	0.15%
2.96%	1.86%	1.95%	2.42%	2.22%	1.59%
2.91%	1.81%	1.92%	2.37%	2.17%	1.53%
23%	28%	20%	33%	36%	35%

Consolidated financial highlights

Delaware Ivy Wilshire Global Allocation Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 12/31/22[2]	Year ended				2/26/18[1] to
(Unaudited)	6/30/22	6/30/21	6/30/20	6/30/19	6/30/18
$7.75	$9.72	$7.84	$8.12	$8.48	$8.72

0.23	0.16	0.18	0.19	0.18	0.03
(0.06)	(1.46)	1.99	(0.08)	0.08	(0.27)
0.17	(1.30)	2.17	0.11	0.26	(0.24)

(0.15)	(0.30)	(0.17)	(0.20)	(0.19)	—
(0.62)	(0.37)	(0.12)	(0.19)	(0.43)	—
(0.77)	(0.67)	(0.29)	(0.39)	(0.62)	—

$7.15	$7.75	$9.72	$7.84	$8.12	$8.48

2.18%	(14.39% )	28.06%	1.14%	3.95%	(2.75%	)

$62	$52	$— [5,6]	$— [5,6]	$— [5,6]	$—	[5,6]
0.10%	0.08%	0.02%	0.07%	0.07%	0.25%
0.13%	0.11%	0.05%	0.10%	0.09%	0.36%
5.99%	1.76%	2.04%	2.42%	2.25%	0.91%
5.96%	1.73%	2.01%	2.39%	2.23%	0.80%
23%	28%	20%	33%	36%	35%	[8]

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund	December 31, 2022 (Unaudited)

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 39 series. The consolidated financial statements and the related notes pertain to Delaware Ivy Wilshire Global Allocation Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act). The Fund offers Class A, Class C, Class I, and Class R6 shares. Effective December 10, 2021, all remaining shares of Class B were converted to Class A shares. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares that received a net asset value (NAV) breakpoint, for shares purchased on or after July 1, 2021 that are subject to a contingent deferred sales charge (CDSC) you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class I and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Open-end investment companies, other than ETFs, are valued at their published NAV. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Fund's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken or expected to be taken on the Fund's federal income tax returns through the six months ended December 31, 2022, and for all open tax years (years ended June 30, 2019-June 30, 2022), and has concluded that no provision for federal income tax is required in the Fund's consolidated financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Consolidated statement of operations.” During the six months ended December 31, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Consolidated statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

1. Significant Accounting Policies (continued)

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund's successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund's investments in these instruments, if any, are discussed in detail in the Notes to consolidated financial statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the "Consolidated statement of assets and liabilities" as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the "Consolidated schedule of investments."

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and dividends semiannually. The Fund declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment adviser, an annual fee which is calculated daily and paid monthly at the following annual rates as a percentage of average daily net assets:

For the Private Equity Segment: 0.70% of net assets of this segment up to $1 billion; 0.65% of net assets of this segment over $1 billion and up to $2 billion; 0.60% of net assets of this segment over $2 billion and up to $3 billion; and 0.55% of net assets of this segment over $3 billion.

For the Multi-Asset Segment, the Fund’s cash on hand and all other Fund assets other than the Private Equity Segment: 0.06% of net assets of this segment up to $500 million; 0.05% of net assets of this segment over $500 million and up to $1 billion; 0.04% of net assets of this segment over $1 billion and up to $2 billion; and 0.03% of net assets of this segment over $2 billion.

Prior to October 28, 2022, DMC, DDLP and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, had contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses as follows: Class A shares at 1.13%; Class C shares at 1.96%; and Class I shares at 0.83%.

Under an agreement between DMC and Wilshire, Wilshire serves as sub-adviser to the Fund. The sub-adviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of DMC and the oversight of the Board. DMC pays all applicable costs of the sub-adviser.

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC, an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Consolidated statement of operations” under “Accounting and administration expenses.” For the six months ended December 31, 2022, the Fund paid $11,793 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC's fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the "Consolidated statement of operations" under "Dividend disbursing and transfer agent fees and expenses." For the six months ended December 31, 2022, the Fund was charged $269,654 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the "Consolidated statement of operations" under "Dividend disbursing and transfer agent fees and expenses." The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Class I shares and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended December 31, 2022, the Fund paid $13,691 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Consolidated statement of operations” under “Legal fees.”

For the six months ended December 31, 2022, DDLP earned $21,268 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2022, DDLP received gross CDSC commissions of $914 and $276 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

A summary of the transactions in affiliated companies during the six months ended December 31, 2022 was as follows:

	Value, beginning of period	Gross additions	Gross reductions*	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities
Corporate Bond—0.2%
COTA#,=,@	$ 1,274,839	$167,071	$—	$—	$(167,071)
Common Stocks—0.0%
COTA=,@,†	—	—	—	—	—
Media Group Holdings†	—	—	46,577	—	46,577
Media Group Holdings†	—	—	—	—	—
Total	$—	$—	$46,577	$—	$46,577

Affiliated Mutual Funds—99.4%
Delaware Global Real Estate Fund	15,038,659	1,672,755	2,376,288	(544,728)	(2,008,175)
Delaware High-Yield Opportunities Fund	—	18,608,726	1,885,997	(53,039)	(531,492)
Delaware Ivy Core Bond Fund	74,888,990	4,565,032	14,800,864	(2,304,340)	(1,018,275)
Delaware Ivy Core Equity Fund	41,222,301	4,233,812	8,737,311	1,519,844	(3,685,853)
Delaware Ivy Emerging Markets Local Currency Debt Fund	14,822,565	787,150	2,376,290	(621,576)	914,899
Delaware Ivy Global Bond Fund	74,396,321	11,521,813	15,364,312	(2,219,971)	767,137
Delaware Ivy Government Securities Fund	37,489,131	568,778	12,083,151	(1,256,133)	(347,028)
Delaware Ivy High Yield Fund	18,309,316	326,095	19,456,718	(1,309,844)	2,131,151
Delaware Ivy International Core Equity Fund	96,847,220	5,967,819	15,445,920	(1,692,655)	3,978,743
Delaware Ivy International Small Cap Fund	18,422,425	2,098,653	2,970,416	(905,788)	(2,982)

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Value, beginning of period	Gross additions	Gross reductions*	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities
Delaware Ivy International Value Fund	$26,135,325	$4,431,299	$4,158,596	$(132,088)	$(1,694,428)
Delaware Ivy Large Cap Growth Fund	78,681,493	7,404,070	17,522,480	(467,705)	(5,458,160)
Delaware Ivy Mid Cap Growth Fund	11,224,502	958,847	2,820,782	(18,307)	(342,563)
Delaware Ivy Mid Cap Income Opportunities Fund	7,552,328	51,284	8,285,606	2,713,786	(2,031,792)
Delaware Ivy Smid Cap Core Fund	22,672,771	4,055,921	5,595,471	(2,330,368)	(16,445)
Delaware Ivy Systematic Emerging Markets Equity Fund	48,719,562	7,202,685	7,723,018	390,490	(7,134,570)
Delaware Ivy Total Return Bond Fund	37,114,856	4,294,099	7,150,192	(1,061,931)	(1,885,593)
Delaware Ivy Value Fund	82,354,248	10,164,795	36,322,325	4,936,425	(9,221,646)
Delaware Opportunity Fund	—	7,874,827	754,385	(28,031)	(672,022)
Delaware Sustainable Equity Income Fund	37,841,687	256,438	40,857,591	10,147,113	(7,387,647)
Delaware Value Fund	—	63,423,812	6,035,184	(86,436)	(3,633,416)
Total	$743,733,700	$160,468,710	$232,722,897	$4,674,718	$(39,280,157)

	Value, end of period	Shares	Dividend Income	Capital gain distributions
Corporate Bond—0.2%
COTA#,=,@	$1,274,839	7,284,794	$—	$—
Common Stocks—0.0%
COTA=,@,†	—	52	—	—
Media Group Holdings†	—	72,709	—	—
Media Group Holdings†	—	9,113	—	—
Total	$—		$—	$—

Affiliated Mutual Funds—99.4%
Delaware Global Real Estate Fund	11,782,223	1,384,515	158,315	1,400,177
Delaware High-Yield Opportunities Fund	16,138,198	4,935,229	346,363	—
Delaware Ivy Core Bond Fund	61,330,543	6,702,792	1,312,878	—
Delaware Ivy Core Equity Fund	34,552,793	2,070,269	161,602	3,790,137
Delaware Ivy Emerging Markets Local Currency Debt Fund	13,526,748	1,784,531	—	—
Delaware Ivy Global Bond Fund	69,100,988	7,764,156	1,841,877	—

	Value, end of period	Shares	Dividend Income	Capital gain distributions
Delaware Ivy Government Securities Fund	$24,371,597	5,066,860	$298,734	$—
Delaware Ivy High Yield Fund	—	—	197,880	—
Delaware Ivy International Core Equity Fund	89,655,207	5,091,153	975,017	—
Delaware Ivy International Small Cap Fund	16,641,892	1,888,978	—	1,692,603
Delaware Ivy International Value Fund	24,581,512	1,779,979	—	2,473,540
Delaware Ivy Large Cap Growth Fund	62,637,218	2,546,228	—	6,865,569
Delaware Ivy Mid Cap Growth Fund	9,001,697	331,676	—	881,904
Delaware Ivy Mid Cap Income Opportunities Fund	—	—	—	—
Delaware Ivy Smid Cap Core Fund	18,786,408	1,253,263	39,082	3,862,977
Delaware Ivy Systematic Emerging Markets Equity Fund	41,455,149	2,400,414	513,311	4,803,737
Delaware Ivy Total Return Bond Fund	31,311,239	3,875,153	2,879,361	—
Delaware Ivy Value Fund	51,911,497	2,397,760	756,361	8,844,269
Delaware Opportunity Fund	6,420,389	206,576	99,567	465,929
Delaware Sustainable Equity Income Fund	—	—	—	—
Delaware Value Fund	53,668,776	2,912,033	601,897	4,347,250
Total	$636,874,074		$10,182,245	$39,428,092

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $1,274,839, which represents 0.20% of the Fund's net assets. See Note 10 in “Notes to financial statements."
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
@	Security was not affiliated at June 30, 2022.
†	Non-income producing security.
*	Includes return of capital.

3. Investments

For the six months ended December 31, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$160,468,707
Sales	232,722,893

At December 31, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2022, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$728,977,726
Aggregate unrealized appreciation of investments	$77,237,039
Aggregate unrealized depreciation of investments	(164,816,398)
Net unrealized depreciation of investments	$(87,579,359)

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

3. Investments (continued)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	-	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	-	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	-	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2022:

	Level 1	Level 3		Total
Securities
Assets:
Affiliated Mutual Funds	$636,874,074	$ —		$636,874,074
Common Stocks	—	—	[1]	—
Corporate Bond	—	1,274,839		1,274,839
Short-Term Investments	3,249,455	—		3,249,455
Total Value of Securities	$640,123,529	$1,274,839		$641,398,368

1 The security that has been valued at zero on the “Consolidated schedule of investments” is considered to be Level 3 investment in this table.

During the six months ended December 31, 2022, there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 12/31/22	Year ended 6/30/22
Shares sold:
Class A	1,153,779	1,795,112
Class B1	—	5
Class C	31,559	76,289
Class I	2,136,818	2,529,294
Class R6[2]	1,129	1,373

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

4. Capital Shares (continued)

	Six months ended 12/31/22	Year ended 6/30/22
Shares issued upon reinvestment of dividends and distributions:
Class A	6,270,045	5,122,593
Class C	49,370	42,821
Class I	2,191,089	2,416,905
Class R6[2]	839	463
	11,834,628	11,984,855
Shares redeemed:
Class A	(11,125,288)	(14,978,431)
Class B1	—	(54,109)
Class C	(106,293)	(287,583)
Class I	(7,820,373)	(16,555,632)
Class R6	—	(1,471)
	(19,051,954)	(31,877,226)
Net decrease	(7,217,326)	(19,892,371)
[1]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.
[2]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Consolidated statements of changes in net assets.” For the six months ended December 31, 2022 and the year ended June 30, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class I Shares	Class R6 Shares	Value
Six months ended 12/31/22	—	—	3,743	23,888	26,624	—	1,129	$ 216,560
Year ended 6/30/22	57,074	33,542	20,253	47,939	97,431	56,053	1,373	1,501,352

5. Basis of consolidation for Delaware Ivy Wilshire Global Allocation Fund

Ivy WGA III (SBP), LLC (formerly known as WRA ASF III (SBP), LLC) (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Delaware Ivy Wilshire Global Allocation Fund (referred to as “the

Fund” in this subsection). The Company acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Company. The consolidated financial statements include the accounts of the Fund and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Company comprising the entire issued share capital of the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2022 of the Company to the Fund.

	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary/ company net assets	Percentage of Fund net assets
Ivy WGA III (SBP), LLC	4-9-13	4-23-13	$640,839,372	$17,439	0.00%

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of December 31, 2022, or at any time during the period then ended.

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

7. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Fund made no Interfund Loans under the Interfund Lending Program during the six months ended December 31, 2022.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at December 31, 2022.

During the six months ended December 31, 2022, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended December 31, 2022, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed as on the “Consolidated statement of operations.”

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset- backed securities. The Fund can also accept US government securities and letters of credit (non- cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable,

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

9. Securities Lending (continued)

on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended December 31, 2022, the Fund had no securities out on loan.

10. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2022, there were no Rule 144A securities held by the Fund.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)

Delaware Ivy Wilshire Global Allocation Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a Meeting Held on August 9-11, 2022

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Ivy Wilshire Global Allocation Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreement with Wilshire Advisors LLC (“Wilshire”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by Wilshire under the Sub-Advisory Agreement and the credentials and experience of the officers and employees of Wilshire who provide these services, including the Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and Wilshire and the oversight provided by DMC. The Board considered the expertise of Wilshire with respect to certain asset classes and/or investment styles. The Board took into account that the Sub-Advisory Agreement may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of Wilshire in managing the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and Wilshire.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized

Other Fund information (Unaudited)

Delaware Ivy Wilshire Global Allocation Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a Meeting Held on August 9-11, 2022 (continued)

performance for the Fund was shown for the past 1-, 3-, 5- and 10-year periods and since inception, as applicable, ended December 31, 2021. The Board considered that the Fund was managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial, Inc. and its subsidiaries (the “Transaction”), and that the Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor manager.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional flexible portfolio funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the third quartile and for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was below the median and for the 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-year period and underperformed its benchmark index for the 3-, 5- and 10-year periods. The Board noted the explanations from DMC and Wilshire concerning the reasons for the Fund’s relative performance versus the Performance Universe and its benchmark for the various periods.

Comparative expenses. The Board received and considered expense data for the Fund. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to Wilshire under the Sub-Advisory Agreement was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex, including its current breakpoints. The Board noted that, as of March 31, 2022, the Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Other Fund information (Unaudited)

Delaware Ivy Wilshire Global Allocation Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a Meeting Held on August 9-11, 2022 (continued)

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of Wilshire’s Sub-Advisory Agreement for an additional one-year period.

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments
(a)	Included as part of report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures.

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

IVY FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 9, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 9, 2023